Vessels, net (Tables)	6 Months Ended
Jun. 30, 2012
Vessels, Net [Abstract]
Property, Plant and Equipment [Table Text Block]
Vessels Cost		Accumulated Depreciation	Net Book Value
December 31, 2011	$103,137		$(21,718)	$81,419

Depreciation	—		(2,841)	(2,841)
Disposal	—		—	—
Vessels held for sale	—		—	—
Vessel impairment charge	—		—	—

June 30, 2012	$103,137		$(24,559)	$78,578